Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2014
Partner's Capital [Abstract]
Schedule Of Preferred Units [Table Text Block]
(Amounts in thousands, except unit and	Balance as of		Units Outstanding at		Per Unit	Annual
per unit amounts)	December 31,		December 31,		Liquidation	Distribution
Preferred Units	2014	2013	2014	2013	Preference	Rate(1)
Convertible Preferred:
6.5% Series A: authorized 83,977 units(2)	$1,393	$1,592	28,939	32,807	$50.00	$3.25
Cumulative Redeemable:
6.625% Series G: authorized 8,000,000 units(3)	193,135	193,135	8,000,000	8,000,000	$25.00	$1.65625
6.625% Series I: authorized 10,800,000 units(3)	262,379	262,379	10,800,000	10,800,000	$25.00	$1.65625
6.875% Series J: authorized 9,850,000 units(3)	238,842	238,842	9,850,000	9,850,000	$25.00	$1.71875
5.70% Series K: authorized 12,000,000 units(3)	290,971	290,971	12,000,000	12,000,000	$25.00	$1.425
5.40% Series L: authorized 12,000,000 units(3)	290,306	290,306	12,000,000	12,000,000	$25.00	$1.35
	$1,277,026	$1,277,225	52,678,939	52,682,807

(1)	Distributions on preferred units are cumulative and are payable quarterly in arrears.

(2)	Redeemable at the option of Vornado under certain circumstances, at a redemption price of 1.4334 Class A units per Series A Preferred unit plus accrued and unpaid distributions through the date of redemption, or convertible at any time at the option of the holder for 1.4334 Class A units per Series A Preferred unit.

(3)	Redeemable at Vornado's option at a redemption price of $25.00 per unit, plus accrued and unpaid distributions through the date of redemption.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	For the Year Ended December 31, 2014
		Securities	Pro rata share of	Interest
		available-	nonconsolidated	rate
(Amounts in thousands)	Total	for-sale	subsidiaries' OCI	swap	Other
Balance as of December 31, 2013	$71,537	$119,309	$(11,501)	$(31,882)	$(4,389)
Net current period OCI	21,730	14,465	2,509	6,079	(1,323)
Balance as of December 31, 2014	$93,267	$133,774	$(8,992)	$(25,803)	$(5,712)